Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000006724 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		0.86%	(0.16%)	1.80%
C000006726 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	0.55%	(0.36%)	1.49%
C000006727 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	3.46%	(0.14%)	1.39%
Without Sales Load [Member] | C000006724 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		5.34%	0.72%	2.24%
Without Sales Load [Member] | C000006726 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		4.55%	(0.02%)	1.49%
Without Sales Load [Member] | C000006727 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		4.46%	(0.14%)	1.39%
Without Sales Load [Member] | C000006728 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		5.50%	0.84%	2.38%
Without Sales Load [Member] | C000006730 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		4.41%	(0.13%)	1.38%
Without Sales Load [Member] | C000126364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		5.56%	0.96%	2.49%
Without Sales Load [Member] | C000006732 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		4.97%	0.36%	1.90%
Without Sales Load [Member] | C000006733 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		5.25%	0.61%	2.14%
Without Sales Load [Member] | C000006725 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		5.50%	0.89%	2.39%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[3]	6.16%	(0.24%)	1.90%
Bloomberg U S Treasury Inflation Protected Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return, Percent	[3]	6.06%	1.63%	3.02%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Source: FactSet Research Systems Inc.